SHAREHOLDERS’ EQUITY (Details Textual) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 06, 2017	Dec. 22, 2017	Dec. 31, 2017 CAD ($) years shares	Dec. 31, 2016 CAD ($) years shares	Jun. 21, 2016	Dec. 31, 2015 shares
Disclosure of Shareholder's Equity [Line Items]
Number of share options exercised in share-based payment arrangement			(355,000)	(130,000)
Increase (decrease) through exercise of options, equity			$ 1,577	$ 483
Weighted average remaining contractual life of outstanding share options (in years) | years			2.85	2.73
Number of share options granted in share-based payment arrangement	100,000	1,010,000	1,110,000	200,000
Description of vesting requirements for share-based payment arrangement	vested 1/3 immediately. The remaining 1/3 vest on February 6, 2018 and 1/3 on February 6, 2019	vest 1/3 on December 22, 2018, 1/3 on December 22, 2019, and 1/3 on December 22, 2020
Options With Potential Future Dilutive Effect Not Included In Calculation Of Diluted Earnings Per Share | shares			2,805,504	2,389,303
Share capital
Disclosure of Shareholder's Equity [Line Items]
Number of shares outstanding | shares			160,253,501	159,818,833		159,678,833
Increase (decrease) through exercise of options, equity			$ 1,577	$ 483
Subsequent Events [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of share options exercised in share-based payment arrangement			355,000	130,000
Increase (decrease) through exercise of options, equity			$ 1,577	$ 483
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise			$ 2,316	$ 837
Long-Term Equity Incentive Plan [Member]
Disclosure of Shareholder's Equity [Line Items]
Percentage of shares reserved for issue under options and contracts for sale of shares					10.00%
Number of instruments granted in share-based payment arrangement			16,025,350
Number of shares reserved for issue under options and contracts for sale of shares | shares			11,896,685